Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities:
Net income	$ 5,937	$ 7,087	$ 2,218
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,657	1,547	1,419
Provision for loan losses	1,675	945	2,300
Deferred income taxes, net	(403)	(922)	1,098
(Gain) loss on sales/calls of securities	(73)		1
(Gain) on sale of secondary market loans	(794)	(1,077)	(477)
Origination of loans held for sale in secondary market	(55,973)	(74,142)	(38,971)
Proceeds from sale of loans in the secondary market	56,767	75,219	39,448
Loss on sale of premises, equipment, and other real estate held for sale	304	31	282
Writedown of other real estate held for sale	231	496	855
Stock compensation	333	66
Change in other assets	(710)	(61)	(325)
Change in other liabilities	350	788	296
Net cash provided by operating activities	9,301	9,977	8,144
Cash Flows from Investing Activities:
Net increase in loans	(37,853)	(50,351)	(26,015)
Net decrease in interest-bearing deposits in other financial institutions			703
Purchase of securities available for sale	(15,709)	(15,209)	(21,260)
Proceeds from maturities, sales, calls or paydowns of securities available for sale	13,698	10,668	15,607
Capital expenditures	(1,497)	(2,098)	(1,034)
Proceeds from sale of premises, equipment, and other real estate	2,410	775	5,456
Redemption of FHLB stock			363
Net cash (used in) investing activities	(38,951)	(56,215)	(26,180)
Cash Flows from Financing Activities:
Net increase in deposits	31,742	29,768	18,010
Net activity on line of credit	2,000
Net proceeds from stock issuance		11,506
Repurchase of common stock	(509)
Dividend on common stock	(944)	(223)
Redemption of Series A Preferred Stock	(11,000)
Repurchase of common stock warrants		(1,300)
Dividend on preferred stock	(308)	(550)	(551)
Principal payments on borrowings	(73)	(72)	(72)
Net cash provided by financing activities	20,908	39,129	17,387
Net (decrease) in cash and cash equivalents	(8,742)	(7,109)	(649)
Cash and cash equivalents at beginning of period	26,961	34,070	34,719
Cash and cash equivalents at end of period	18,219	26,961	34,070
Cash paid during the year for:
Interest	4,157	4,172	4,664
Income taxes	149	125	75
Noncash Investing and Financing Activities:
Transfers of Foreclosures from Loans to Other Real Estate Held for Sale(net of adjustments made through the allowance for loan losses)	$ 932	$ 1,352	$ 4,194